Other Non-current Liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Other Non-current Liabilities

22.	OTHER NON-CURRENT LIABILITIES
Other non-current liabilities are comprised of the following:

(in thousands of $)	2025	2024
VIE dividend payable (1)	(184,000)	(184,000)
Deferred pre-COD cash flows (note 21)	(34,046)	—
Pension obligations (note 23)	(20,389)	(21,209)
Non-current portion of operating lease liabilities (note 7)	(4,646)	(5,124)
Day 1 gain deferred revenue (2)	—	(6,604)
Deferred commissioning period revenue (3)	—	(2,145)
Other (4)	(2,804)	(6,694)
Other non-current liabilities	(245,885)	(225,776)
(1) In December 2024, the lessor VIE declared a dividend of $184.0 million to a CSSC entity. The unpaid dividend is unsecured, interest free and due for payment in 2027. Given we are the primary beneficiary of the VIE, this amount has been fully consolidated into our financial statements (note 5).
(2) Non-current portion of Day 1 gain arose from amount deferred upon the initial recognition of FLNG Hilli’s oil and gas derivative instruments embedded in the LTA and the FLNG Hilli's gas derivative instruments pursuant to LTA Amendment 3 (note 7). As of December 31, 2025, the balance had been reclassified from “Other non-current liabilities” to “Other current liabilities” to reflect the LTA’s maturity in July 2026 (note 21).
(3) This pertains to the billing during the commissioning period for FLNG Hilli, prior to vessel acceptance and commencement of the LTA, which is considered an upfront payment for services. These amounts billed are recognized as part of “Liquefaction services revenue” in the consolidated statements of operations evenly over the LTA contract term, commencing on the acceptance of the FLNG Hilli. As of December 31, 2025, balances related to the FLNG Hilli's LTA were reclassified from “Other non-current liabilities” to “Other current liabilities” to reflect the LTA’s contractual maturity in July 2026 (note 21).
(4) Included in “Other” as of December 31, 2024 is an ARO of $6.4 million related to FLNG Hilli, which was reclassified from “Other non-current liabilities” to “Other current liabilities” to reflect our obligation upon the LTA's contractual maturity in July 2026 (note 21).